GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales)(Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	100.00%	100.00%	100.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	34.00%	31.00%	36.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	11.00%	14.00%	9.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	11.00%	8.00%	5.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	11.00%	9.00%	7.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	10.00%	1.00%
Others [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	23.00%	37.00%	43.00%